Organization and Basis of Presentation (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2023	Jan. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization and Basis of Presentation [Line Items]
Description of reverse stock split	1-for-150 reverse stock split
Research and development costs								$ 800
Increase in stock-based compensation expense					$ 20	$ 120		800
Net loss							$ 40,200
Net cash flows used in operating activities							28,000
cash			$ 4,600		4,600		2,800
Accumulated deficit							259,600
Net proceeds		$ 9,000				9,000	7,330	9,000
Net proceeds of IPO						12,020	21,209	15,302
Net proceeds of ATM							3,300
Net loss			(6,540)	$ (14,734)	(13,081)	(26,904)	(40,178)	(71,525)
Net cash used in operating activities					(8,118)	$ (18,964)	(27,991)	(23,450)
Accumulated deficit			$ (272,719)		$ (272,719)		(259,638)	$ (219,460)
Going Concern [Member]
Organization and Basis of Presentation [Line Items]
Net proceeds of IPO							19,100
IPO [Member]
Organization and Basis of Presentation [Line Items]
Net proceeds of IPO							$ 700